Prepayments, other receivables and other assets - Summary of Detailed Information About Prepayments Other Receivables and Other Assets (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure Of Prepayments Other Receivables And Other Assets [Abstract]
Prepayment to charging stations	¥ 138,381		¥ 220,510
Prepayment for chargers procurement	40,787		35,519
Prepayment for rental, facilities and utilities	3,147		3,166
Miscellaneous prepayments	8,296		1,584
Value-added tax deductible	31,790		2,628
Other receivables from related parties	100,127
Others	26,988		24,028
Total	¥ 349,516	$ 48,200	¥ 287,435